EARNINGS PER SHARE	3 Months Ended
Mar. 31, 2025
Earnings per share [abstract]
EARNINGS PER SHARE	EARNINGS PER SHARE
The following table presents an overview of the calculated basic and diluted earnings per share:

	For the Three Months Ended March 31,
In millions (except for share and earnings per share information)	2025	2024
Net income attributable to equity holders of the Company	$134.6	$5.1
Basic weighted-average number of ordinary shares	553,986,158	463,422,683
Diluted weighted-average number of ordinary shares	557,567,556	466,345,776
Basic earnings per share	$0.24	$0.01
Diluted earnings per share	$0.24	$0.01
For the three months ended March 31, 2025 and March 31, 2024, nil and 397,128, respectively, of weighted average potentially dilutive shares outstanding related to unvested stock options and restricted share units were excluded from the computation of diluted earnings per share because their effects would have been anti-dilutive.
In addition, for the three months ended March 31, 2025 and March 31, 2024, 4,622,182 and 4,449,782, respectively, of weighted average potentially dilutive shares outstanding related to unvested performance share units and stock options were excluded from the computation of diluted earnings per share because issuance of such shares is contingent upon the satisfaction of certain conditions which were not satisfied by the end of the period.